Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Avient Retirement Savings Plan
EIN: 34-1730488 Plan Number: 001
Schedule H, Line 4(i) - Schedule of Assets
(Held at End of Year)
Year Ended December 31, 2025

(a)	(b) Identity of Issuer, Borrower, Lessor or Similar Party	(c) Description of Investment		(d) Cost **	(e) Current Value
	Real-Time Traded Stock Fund:
*	Avient Corporation Common Stock	669,202	shares		$20,908,453
	Pooled Separate Account:
	New York Life Insurance Account	39,386,629	units		39,386,629
	Mutual Funds:
	American Funds - Washington Mutual Investors R6	503,513	units		32,849,199
	Eaton Vance Alt Cap SMID-Cap R6	432,606	units		16,131,894
*	Fidelity US Bond Index Fund	1,502,038	units		15,861,517
*	Fidelity 500 Index Fund	534,883	units		127,152,406
*	Fidelity Extended Market Index Fund	156,698	units		15,774,766
*	Fidelity Total International Index Fund	1,387,776	units		24,036,276
	Common Collective Trust Funds:
	Loomis Core Plus Fixed Income	1,129,454	units		20,601,247
	Northern Trust Collective Russell 1000 Growth Fund	152,588	units		64,186,347
	T. Rowe Price Retire 2005	133,367	units		2,097,860
	T. Rowe Price Retire 2010	49,523	units		798,812
	T. Rowe Price Retire 2015	152,199	units		2,502,154
	T. Rowe Price Retire 2020	541,895	units		9,125,514
	T. Rowe Price Retire 2025	1,899,240	units		33,179,715
	T. Rowe Price Retire 2030	3,147,802	units		57,951,038
	T. Rowe Price Retire 2035	3,060,319	units		59,829,240
	T. Rowe Price Retire 2040	2,074,881	units		42,576,559
	T. Rowe Price Retire 2045	1,531,420	units		32,557,996
	T. Rowe Price Retire 2050	991,499	units		21,227,984
	T. Rowe Price Retire 2055	955,823	units		20,502,413
	T. Rowe Price Retire 2060	521,450	units		11,779,552
	T. Rowe Price Retire 2065	235,416	units		4,364,612
	T. Rowe Price Retire 2070	4,195	units		45,008
	Acadian All Country World ex US Equity CIT Fund Class F	894,010	units		16,092,171
*	Self-Directed Brokerage Account - Fidelity National Financial Services **	Various investments			33,243,764
*	Participant Loans	At interest rates ranging from 3.25% to 9.50%			6,313,241
					$731,076,367
* Indicates party in interest to the Plan.
** Cost information not required for participant directed assets.